Note 3 - Summary of Significant Accounting Policies - Disaggregation of Revenues (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 3,202,609	$ 6,897,199
Transferred at Point in Time [Member]
Total revenue	3,202,609	6,897,199
Coagulation Test Devices [Member]
Total revenue	2,565,747	4,863,347
Coagulation Services [Member]
Total revenue	568,528	1,094,669
Contract Research and Development [Member]
Total revenue	0	703,239
Quarterly Service Fees [Member]
Total revenue	0	164,577
Service, Other [Member]
Total revenue	$ 68,334	$ 71,367